(Loss) Income Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	¥ 15,055	$ 2,362	¥ 19,711	¥ 13,076
Non-PRC	(4,277)	(671)	3,379	(13,416)
(Loss) income before income taxes	¥ 10,778	$ 1,691	¥ 23,090	¥ (340)